Other asset (Tables)	12 Months Ended
Nov. 30, 2021
Text Block [Abstract]
Summary of other asset

Cost

Balance as at November 30, 2019, 2020 and 2021	$19,530

Accumulated amortization

Balance as at November 30, 2019	$7,326

Amortization	4,881

Balance as at November 30, 2020	$12,207

Amortizatio n	4,882

Balance as at November 30, 2021	$17,089

Net carrying amounts

November 30, 2021	$2,441

November 30, 2020	$7,323